SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9– SUBSEQUENT EVENTS

The Company noted the following events that occurred subsequent to November 30, 2019:

•	7,373 shares of common stock were issued for an additional issuance of Series D per the terms of the subscription agreements.
•	6,250 shares of common stock previously issued to a director of the Company were cancelled upon resignation of the director from the company.
•	On December 6, 2019, the Company issued 10,000 stock options to a director of the Company. The exercise price per share is $2.65 and the stock options expire on December 6, 2020. The stock options vest 1/24th monthly over a period of two years after the grant date.
•	On December 6, 2019, the Company issued 40,000 stock options to a director of the Company. The exercise price per share is $2.65 and the stock options expire on December 6, 2020. The stock options vest 1/48th monthly over a period of four years after the grant date.

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no events have occurred that require recognition or disclosure, other than those disclosed below.

Subsequent to August 31, 2019, the Company issued of 72,660 shares of common stock to NEOMED to settle $639,417 of stock payable. A total of 61,297 shares of common stock were issued for the exercise of an option for an exclusive worldwide license to develop and commercialize products comprising or containing the compound NEO1940. A total of 11,363 shares of common stock were issued to settle $100,000 of accrued liabilities with NEOMED.